VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 22.3%
		Basic Materials: 0.3%
284,000	(1)	Anglo American Capital PLC, 4.500%, 03/15/2028	$273,642	0.1
114,000		DuPont de Nemours, Inc., 4.493%, 11/15/2025	113,910	0.1
4,000		Ecolab, Inc., 2.700%, 12/15/2051	2,664	0.0
49,000	(1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	46,689	0.0
65,000		Glencore Funding LLC, 3.875%, 10/27/2027	61,726	0.0
170,000		Nucor Corp., 4.300%, 05/23/2027	167,158	0.1
			665,789	0.3

		Communications: 2.0%
148,000		Amazon.com, Inc., 2.500%, 06/03/2050	100,441	0.0
145,000		Amazon.com, Inc., 4.700%, 12/01/2032	148,731	0.1
33,000		AT&T, Inc., 2.250%, 02/01/2032	26,992	0.0
450,000		AT&T, Inc., 2.550%, 12/01/2033	362,210	0.2
64,000		AT&T, Inc., 3.500%, 06/01/2041	50,564	0.0
177,000		AT&T, Inc., 3.650%, 09/15/2059	126,708	0.1
85,000		AT&T, Inc., 3.850%, 06/01/2060	63,813	0.0
348,000		AT&T, Inc., 4.300%, 02/15/2030	338,276	0.1
28,000		AT&T, Inc., 4.500%, 05/15/2035	26,243	0.0
20,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	12,495	0.0
258,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	163,801	0.1
588,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.750%, 04/01/2048	508,040	0.2
212,000		Comcast Corp., 2.887%, 11/01/2051	144,915	0.1
357,000		Comcast Corp., 3.400%, 04/01/2030	333,961	0.1
74,000		Comcast Corp., 5.500%, 11/15/2032	78,971	0.0
55,000	(1)	Cox Communications, Inc., 3.600%, 06/15/2051	39,545	0.0
74,000		eBay, Inc., 1.400%, 05/10/2026	67,267	0.0
155,000		FactSet Research Systems, Inc., 3.450%, 03/01/2032	135,343	0.1
110,000		Meta Platforms, Inc., 4.450%, 08/15/2052	96,897	0.0
483,000		Motorola Solutions, Inc., 2.750%, 05/24/2031	399,173	0.2
122,000		Motorola Solutions, Inc., 5.500%, 09/01/2044	115,974	0.1
118,000		Motorola Solutions, Inc., 5.600%, 06/01/2032	118,770	0.1
57,000		Paramount Global, 4.375%, 03/15/2043	40,557	0.0
243,000	(1)	Rogers Communications, Inc., 3.800%, 03/15/2032	218,310	0.1
23,000	(1)	Rogers Communications, Inc., 4.550%, 03/15/2052	18,939	0.0
10,000		T-Mobile USA, Inc., 2.050%, 02/15/2028	8,877	0.0
269,000		T-Mobile USA, Inc., 3.750%, 04/15/2027	258,754	0.1
121,000		Verizon Communications, Inc., 1.750%, 01/20/2031	97,650	0.0
478,000		Verizon Communications, Inc., 2.100%, 03/22/2028	425,992	0.2
386,000		Verizon Communications, Inc., 2.550%, 03/21/2031	328,996	0.1
97,000		Verizon Communications, Inc., 4.862%, 08/21/2046	92,441	0.0
			4,949,646	2.0

		Consumer, Cyclical: 1.1%
264,000		General Motors Financial Co., Inc., 1.250%, 01/08/2026	237,835	0.1
79,000		General Motors Financial Co., Inc., 2.750%, 06/20/2025	74,839	0.0
55,000		General Motors Financial Co., Inc., 4.300%, 04/06/2029	51,172	0.0
2,500,000	(1)	Hyundai Capital America, 2.650%, 02/10/2025	2,385,599	0.9
184,000		Lowe's Cos, Inc., 1.700%, 09/15/2028	159,266	0.1
			2,908,711	1.1

		Consumer, Non-cyclical: 2.8%
460,000		AbbVie, Inc., 4.500%, 05/14/2035	446,158	0.2
114,000		Altria Group, Inc., 2.450%, 02/04/2032	89,825	0.0
209,000		Altria Group, Inc., 3.400%, 02/04/2041	148,024	0.1
300,000		Amgen, Inc., 4.050%, 08/18/2029	289,678	0.1
115,000		Amgen, Inc., 5.150%, 03/02/2028	117,479	0.1
90,000		Amgen, Inc., 5.650%, 03/02/2053	93,754	0.0
90,000		Amgen, Inc., 5.750%, 03/02/2063	93,494	0.0
153,000		BAT Capital Corp., 4.540%, 08/15/2047	114,142	0.1
387,000		BAT International Finance PLC, 1.668%, 03/25/2026	352,412	0.1
85,000		Becton Dickinson & Co., 4.693%, 02/13/2028	85,400	0.0
150,000		BHSH System Obligated Group, 3.487%, 07/15/2049	115,813	0.1
31,000		Boston Scientific Corp., 2.650%, 06/01/2030	27,409	0.0

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

225,000		CommonSpirit Health, 2.782%, 10/01/2030	191,384	0.1
300,000		CommonSpirit Health, 3.817%, 10/01/2049	234,880	0.1
230,000		CVS Health Corp., 1.300%, 08/21/2027	200,385	0.1
177,000		CVS Health Corp., 4.250%, 04/01/2050	148,102	0.1
165,000		Elevance Health, Inc., 6.100%, 10/15/2052	184,357	0.1
20,000		Eli Lilly & Co., 4.875%, 02/27/2053	20,703	0.0
20,000		Eli Lilly & Co., 4.950%, 02/27/2063	20,602	0.0
300,000		Franciscan Missionaries of Our Lady Health System, Inc., 3.914%, 07/01/2049	233,940	0.1
215,000	(1)	GE HealthCare Technologies, Inc., 5.600%, 11/15/2025	217,721	0.1
287,000		Gilead Sciences, Inc., 2.600%, 10/01/2040	211,879	0.1
23,000		Global Payments, Inc., 2.150%, 01/15/2027	20,398	0.0
106,000		Global Payments, Inc., 2.900%, 05/15/2030	89,850	0.0
427,000		Global Payments, Inc., 3.200%, 08/15/2029	375,988	0.2
76,000	(1)	HCA, Inc., 3.625%, 03/15/2032	67,067	0.0
22,000		HCA, Inc., 5.250%, 04/15/2025	22,000	0.0
640,000		HCA, Inc., 5.250%, 06/15/2026	640,951	0.3
307,000		HCA, Inc., 5.375%, 02/01/2025	307,326	0.1
92,000		Humana, Inc., 1.350%, 02/03/2027	80,845	0.0
103,000		Humana, Inc., 5.750%, 03/01/2028	107,049	0.0
150,000		Kaiser Foundation Hospitals, 3.002%, 06/01/2051	105,732	0.0
40,000	(1)	Kenvue, Inc., 5.200%, 03/22/2063	41,488	0.0
80,000		Moody's Corp., 3.100%, 11/29/2061	53,151	0.0
119,000		Moody's Corp., 4.250%, 08/08/2032	114,697	0.1
175,000		Mount Nittany Medical Center Obligated Group, 3.799%, 11/15/2052	137,435	0.1
104,000		Philip Morris International, Inc., 1.500%, 05/01/2025	97,331	0.0
280,000		Philip Morris International, Inc., 4.875%, 02/15/2028	282,780	0.1
77,000		RELX Capital, Inc., 3.000%, 05/22/2030	68,844	0.0
100,000		S&P Global, Inc., 1.250%, 08/15/2030	80,333	0.0
20,000		S&P Global, Inc., 2.450%, 03/01/2027	18,770	0.0
4,000		S&P Global, Inc., 3.900%, 03/01/2062	3,328	0.0
131,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	124,714	0.1
206,000		Takeda Pharmaceutical Co. Ltd., 2.050%, 03/31/2030	174,024	0.1
103,000		Thermo Fisher Scientific, Inc., 2.000%, 10/15/2031	85,933	0.0
40,000		Thermo Fisher Scientific, Inc., 4.950%, 11/21/2032	41,541	0.0
248,000		UnitedHealth Group, Inc., 2.900%, 05/15/2050	175,966	0.1
30,000		Verisk Analytics, Inc., 5.750%, 04/01/2033	31,519	0.0
			6,986,601	2.8

		Energy: 3.0%
177,000		BP Capital Markets America, Inc., 4.812%, 02/13/2033	179,789	0.1
254,000	(1)	Cameron LNG LLC, 3.302%, 01/15/2035	218,833	0.1
9,000	(1)	Cameron LNG LLC, 3.402%, 01/15/2038	7,770	0.0
108,000		Cenovus Energy, Inc./CA, 3.750%, 02/15/2052	78,799	0.0
102,000		Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	94,030	0.0
479,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	479,635	0.2
384,000		Cheniere Energy Partners L.P., 3.250%, 01/31/2032	317,603	0.1
130,000		Cheniere Energy Partners L.P., 4.000%, 03/01/2031	115,827	0.1
248,000		Cheniere Energy Partners L.P., 4.500%, 10/01/2029	230,627	0.1
10,000		Devon Energy Corp., 4.500%, 01/15/2030	9,560	0.0
94,000		Devon Energy Corp., 4.750%, 05/15/2042	81,955	0.0
44,000		Devon Energy Corp., 5.250%, 10/15/2027	44,029	0.0
2,000		Devon Energy Corp., 5.875%, 06/15/2028	2,038	0.0
60,000		Devon Energy Corp., 8.250%, 08/01/2023	60,259	0.0
215,000		Diamondback Energy, Inc., 3.125%, 03/24/2031	186,577	0.1
379,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	359,341	0.2
1,295,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	1,184,825	0.5
29,000		Diamondback Energy, Inc., 4.400%, 03/24/2051	23,388	0.0
116,000		Enbridge, Inc., 5.700%, 03/08/2033	120,726	0.1
17,000		Energy Transfer L.P., 3.900%, 05/15/2024	16,648	0.0
105,000		Energy Transfer L.P., 4.000%, 10/01/2027	100,162	0.0
306,000		Energy Transfer L.P., 5.000%, 05/15/2050	261,657	0.1
579,000		Energy Transfer L.P., 5.500%, 06/01/2027	585,732	0.2
108,000		Energy Transfer L.P., 5.750%, 02/15/2033	110,727	0.1
106,000		Energy Transfer L.P., 6.250%, 04/15/2049	105,216	0.1
115,000		Enterprise Products Operating LLC, 3.300%, 02/15/2053	83,404	0.0
264,000		Kinder Morgan, Inc., 3.600%, 02/15/2051	187,465	0.1

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

156,000		Kinder Morgan, Inc., 5.200%, 06/01/2033	155,104	0.1
92,000		MPLX L.P., 5.000%, 03/01/2033	90,076	0.0
25,000		MPLX L.P., 5.650%, 03/01/2053	24,095	0.0
96,000	(1)	NGPL PipeCo LLC, 3.250%, 07/15/2031	81,563	0.0
75,000		Phillips 66, 4.950%, 12/01/2027	75,369	0.0
75,000		Pioneer Natural Resources Co., 5.100%, 03/29/2026	75,351	0.0
353,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	352,012	0.1
240,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	224,819	0.1
56,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 01/15/2029	57,130	0.0
438,000	(1)	Texas Eastern Transmission L.P., 3.500%, 01/15/2028	412,176	0.2
782,000		Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/2026	838,137	0.3
35,000		Western Midstream Operating L.P., 6.150%, 04/01/2033	35,518	0.0
20,000		Williams Cos, Inc./The, 5.300%, 08/15/2052	18,911	0.0
			7,686,883	3.0

		Financial: 6.7%
30,000		American International Group, Inc., 4.375%, 06/30/2050	25,669	0.0
10,000		American Tower Corp., 2.100%, 06/15/2030	8,177	0.0
189,000		American Tower Corp., 3.550%, 07/15/2027	178,232	0.1
307,000		American Tower Corp., 3.800%, 08/15/2029	285,550	0.1
484,000		Aon Corp., 2.800%, 05/15/2030	428,083	0.2
217,000		Aon Corp. / Aon Global Holdings PLC, 5.350%, 02/28/2033	225,007	0.1
444,000	(2)	Bank of America Corp., 0.523%, 06/14/2024	439,569	0.2
25,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	20,064	0.0
838,000	(2)	Bank of America Corp., 2.299%, 07/21/2032	675,977	0.3
1,064,000	(2)	Bank of America Corp., 2.551%, 02/04/2028	968,824	0.4
193,000	(2)	Bank of America Corp., 2.572%, 10/20/2032	157,875	0.1
88,000	(2)	Bank of America Corp., 2.687%, 04/22/2032	73,493	0.0
24,000	(2)	Bank of America Corp., 3.974%, 02/07/2030	22,455	0.0
200,000	(2)	Barclays PLC, 5.746%, 08/09/2033	196,137	0.1
184,000	(2)	Capital One Financial Corp., 3.273%, 03/01/2030	156,916	0.1
55,000	(2)	Capital One Financial Corp., 5.817%, 02/01/2034	53,198	0.0
31,000	(2)	Citigroup, Inc., 0.776%, 10/30/2024	30,143	0.0
594,000	(2)	Citigroup, Inc., 2.561%, 05/01/2032	493,206	0.2
302,000	(2)	Citigroup, Inc., 2.666%, 01/29/2031	257,968	0.1
31,000	(2)	Citigroup, Inc., 2.976%, 11/05/2030	27,166	0.0
80,000	(2)	Citigroup, Inc., 3.057%, 01/25/2033	67,760	0.0
72,000	(1)	Corebridge Global Funding, 0.450%, 12/08/2023	69,523	0.0
260,000		Credit Suisse AG/New York NY, 3.700%, 02/21/2025	247,112	0.1
300,000		Credit Suisse AG/New York NY, 7.500%, 02/15/2028	318,750	0.1
53,000		Crown Castle, Inc., 1.350%, 07/15/2025	48,854	0.0
326,000		Crown Castle, Inc., 2.100%, 04/01/2031	266,559	0.1
247,000		Crown Castle, Inc., 2.250%, 01/15/2031	204,836	0.1
55,000		Crown Castle, Inc., 2.900%, 03/15/2027	51,084	0.0
27,000		Crown Castle, Inc., 3.150%, 07/15/2023	26,835	0.0
118,000		Crown Castle, Inc., 3.700%, 06/15/2026	113,829	0.1
545,000		Crown Castle, Inc., 3.800%, 02/15/2028	517,585	0.2
200,000	(2)	Deutsche Bank AG/New York NY, 6.720%, 01/18/2029	198,763	0.1
27,000		Equinix, Inc., 2.150%, 07/15/2030	22,093	0.0
435,000		Equinix, Inc., 3.200%, 11/18/2029	388,604	0.2
477,000		GLP Capital L.P. / GLP Financing II, Inc., 3.250%, 01/15/2032	387,448	0.2
30,000		GLP Capital L.P. / GLP Financing II, Inc., 4.000%, 01/15/2031	25,761	0.0
189,000		GLP Capital L.P. / GLP Financing II, Inc., 5.300%, 01/15/2029	180,518	0.1
386,000	(2)	Goldman Sachs Group, Inc./The, 1.431%, 03/09/2027	345,761	0.1
141,000	(2)	Goldman Sachs Group, Inc./The, 1.757%, 01/24/2025	136,517	0.1
959,000	(2)	Goldman Sachs Group, Inc./The, 1.992%, 01/27/2032	766,747	0.3
32,000	(2)	Goldman Sachs Group, Inc./The, 2.615%, 04/22/2032	26,676	0.0
295,000	(2)	Goldman Sachs Group, Inc./The, 2.640%, 02/24/2028	269,362	0.1
44,000	(2)	Goldman Sachs Group, Inc./The, 2.650%, 10/21/2032	36,385	0.0
200,000	(2)	HSBC Holdings PLC, 2.251%, 11/22/2027	177,595	0.1
235,000	(2)	HSBC Holdings PLC, 5.402%, 08/11/2033	232,458	0.1
123,000		Intercontinental Exchange, Inc., 2.100%, 06/15/2030	104,020	0.0

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

41,000		Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	34,414	0.0
31,000		Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	27,818	0.0
21,000	(2)	JPMorgan Chase & Co., 1.040%, 02/04/2027	18,761	0.0
69,000	(2)	JPMorgan Chase & Co., 1.578%, 04/22/2027	62,047	0.0
26,000	(2)	JPMorgan Chase & Co., 2.522%, 04/22/2031	22,242	0.0
341,000	(2)	JPMorgan Chase & Co., 2.545%, 11/08/2032	282,963	0.1
107,000	(2)	JPMorgan Chase & Co., 2.580%, 04/22/2032	90,110	0.0
265,000	(2)	JPMorgan Chase & Co., 2.947%, 02/24/2028	245,869	0.1
597,000	(2)	JPMorgan Chase & Co., 2.963%, 01/25/2033	510,957	0.2
31,000	(2)	JPMorgan Chase & Co., 3.220%, 03/01/2025	30,349	0.0
449,000	(2)	JPMorgan Chase & Co., 3.559%, 04/23/2024	448,496	0.2
244,000	(2)	JPMorgan Chase & Co., 4.565%, 06/14/2030	237,721	0.1
69,000		Kimco Realty OP LLC, 4.600%, 02/01/2033	64,774	0.0
105,000		Marsh & McLennan Cos, Inc., 2.250%, 11/15/2030	88,704	0.0
35,000		Marsh & McLennan Cos, Inc., 5.450%, 03/15/2053	36,106	0.0
30,000		Mitsubishi UFJ Financial Group, Inc., 3.407%, 03/07/2024	29,419	0.0
200,000	(2)	Mitsubishi UFJ Financial Group, Inc., 5.441%, 02/22/2034	202,232	0.1
165,000	(2)	Morgan Stanley, 1.794%, 02/13/2032	129,637	0.1
112,000	(2)	Morgan Stanley, 1.928%, 04/28/2032	88,182	0.0
148,000	(2)	Morgan Stanley, 2.239%, 07/21/2032	118,857	0.1
205,000	(2)	Morgan Stanley, 2.511%, 10/20/2032	168,082	0.1
400,000	(2)	Morgan Stanley, 2.943%, 01/21/2033	339,181	0.1
309,000	(2)	Morgan Stanley, 3.622%, 04/01/2031	282,782	0.1
604,000	(2)	Morgan Stanley, 4.210%, 04/20/2028	586,829	0.2
1,029,000	(2)	Morgan Stanley, 4.431%, 01/23/2030	992,967	0.4
32,000	(2)	Morgan Stanley, 4.889%, 07/20/2033	31,472	0.0
31,000	(2)	Morgan Stanley, 6.342%, 10/18/2033	33,885	0.0
142,000		National Retail Properties, Inc., 3.000%, 04/15/2052	89,065	0.0
85,000	(1)	Principal Life Global Funding II, 0.750%, 04/12/2024	81,281	0.0
101,000		Prologis L.P., 2.250%, 01/15/2032	83,181	0.0
208,000		Prologis L.P., 4.000%, 09/15/2028	202,615	0.1
163,000		VICI Properties L.P., 4.125%, 08/15/2030	145,114	0.1
45,000		VICI Properties L.P., 4.375%, 05/15/2025	43,607	0.0
256,000		VICI Properties L.P., 4.750%, 02/15/2028	242,922	0.1
216,000		VICI Properties L.P., 4.950%, 02/15/2030	202,905	0.1
59,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 3.750%, 02/15/2027	54,520	0.0
418,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 4.250%, 12/01/2026	390,394	0.2
24,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 4.500%, 09/01/2026	22,603	0.0
32,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 4.625%, 06/15/2025	30,979	0.0
30,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 5.750%, 02/01/2027	29,479	0.0
31,000	(2)	Wells Fargo & Co., 2.393%, 06/02/2028	27,935	0.0
137,000	(2)	Wells Fargo & Co., 3.526%, 03/24/2028	129,379	0.1
90,000	(2)	Wells Fargo & Co., 3.584%, 05/22/2028	84,859	0.0
52,000		Wells Fargo & Co., 4.150%, 01/24/2029	49,704	0.0
			17,070,542	6.7

		Industrial: 2.1%
45,000		Agilent Technologies, Inc., 2.300%, 03/12/2031	37,739	0.0
236,000		Amcor Flexibles North America, Inc., 2.690%, 05/25/2031	196,516	0.1
115,000	(1)	Berry Global, Inc., 5.500%, 04/15/2028	114,682	0.0
150,000		Boeing Co/The, 5.930%, 05/01/2060	150,121	0.1
20,000		Burlington Northern Santa Fe LLC, 2.875%, 06/15/2052	14,035	0.0
209,000		Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	160,031	0.1
80,000		CSX Corp., 2.500%, 05/15/2051	51,698	0.0
179,000		CSX Corp., 3.250%, 06/01/2027	170,982	0.1
122,000		General Dynamics Corp., 3.750%, 05/15/2028	119,158	0.0
379,000		Huntington Ingalls Industries, Inc., 2.043%, 08/16/2028	325,169	0.1
10,000		Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	9,378	0.0
218,000		L3Harris Technologies, Inc., 3.850%, 12/15/2026	212,637	0.1
396,000		L3Harris Technologies, Inc., 4.400%, 06/15/2028	388,215	0.2
241,000		Lockheed Martin Corp., 2.800%, 06/15/2050	175,248	0.1
10,000		Lockheed Martin Corp., 3.900%, 06/15/2032	9,733	0.0
158,000		Norfolk Southern Corp., 3.050%, 05/15/2050	109,789	0.0

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

117,000		Norfolk Southern Corp., 3.800%, 08/01/2028	112,721	0.0
111,000		Norfolk Southern Corp., 4.550%, 06/01/2053	100,015	0.0
234,000		Northrop Grumman Corp., 2.930%, 01/15/2025	226,691	0.1
186,000		Northrop Grumman Corp., 4.950%, 03/15/2053	185,705	0.1
131,000		Northrop Grumman Corp., 5.250%, 05/01/2050	135,865	0.1
32,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	28,622	0.0
235,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 2.700%, 11/01/2024	224,981	0.1
132,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 5.700%, 02/01/2028	133,307	0.1
34,000		Raytheon Technologies Corp., 2.820%, 09/01/2051	23,636	0.0
403,000		Raytheon Technologies Corp., 3.125%, 07/01/2050	301,083	0.1
583,000		Raytheon Technologies Corp., 4.125%, 11/16/2028	575,197	0.2
26,000		Raytheon Technologies Corp., 4.625%, 11/16/2048	24,754	0.0
45,000		Raytheon Technologies Corp., 5.375%, 02/27/2053	47,429	0.0
55,000		Republic Services, Inc., 2.375%, 03/15/2033	45,447	0.0
289,000		Ryder System, Inc., 3.350%, 09/01/2025	276,080	0.1
158,000		Ryder System, Inc., 5.650%, 03/01/2028	160,227	0.1
143,000		Textron, Inc., 3.900%, 09/17/2029	135,060	0.1
143,000		Union Pacific Corp., 3.200%, 05/20/2041	115,399	0.0
202,000		Union Pacific Corp., 3.250%, 02/05/2050	154,012	0.1
			5,251,362	2.1

		Technology: 2.0%
104,000		Apple, Inc., 2.550%, 08/20/2060	68,757	0.0
173,000		Apple, Inc., 4.100%, 08/08/2062	154,595	0.1
154,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.500%, 01/15/2028	144,566	0.1
348,000	(1)	Broadcom, Inc., 3.419%, 04/15/2033	291,421	0.1
157,000	(1)	Broadcom, Inc., 3.469%, 04/15/2034	129,063	0.1
5,000		Broadcom, Inc., 4.150%, 11/15/2030	4,639	0.0
25,000	(1)	Broadcom, Inc., 4.150%, 04/15/2032	22,792	0.0
150,000	(1)	Broadcom, Inc., 4.926%, 05/15/2037	136,546	0.1
15,000		Dell International LLC / EMC Corp., 8.350%, 07/15/2046	18,296	0.0
33,000		DXC Technology Co., 2.375%, 09/15/2028	27,947	0.0
230,000		Hewlett Packard Enterprise Co., 5.900%, 10/01/2024	232,970	0.1
345,000		Intel Corp., 4.875%, 02/10/2028	350,710	0.1
76,000		KLA Corp., 3.300%, 03/01/2050	58,189	0.0
298,000		KLA Corp., 4.100%, 03/15/2029	293,606	0.1
136,000		KLA Corp., 5.250%, 07/15/2062	137,874	0.1
73,000		Lam Research Corp., 2.875%, 06/15/2050	51,595	0.0
81,000		NVIDIA Corp., 3.500%, 04/01/2050	66,401	0.0
133,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.150%, 05/01/2027	123,270	0.1
486,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	467,105	0.2
74,000		Oracle Corp., 3.600%, 04/01/2050	52,563	0.0
1,208,000		Oracle Corp., 3.650%, 03/25/2041	933,075	0.4
14,000		Oracle Corp., 3.800%, 11/15/2037	11,640	0.0
480,000		Oracle Corp., 3.950%, 03/25/2051	361,902	0.1
58,000		Oracle Corp., 4.100%, 03/25/2061	42,757	0.0
3,000		Oracle Corp., 4.300%, 07/08/2034	2,752	0.0
260,000		Oracle Corp., 5.550%, 02/06/2053	247,858	0.1
128,000		QUALCOMM, Inc., 4.500%, 05/20/2052	119,432	0.0
52,000		QUALCOMM, Inc., 5.400%, 05/20/2033	55,861	0.0
74,000		Salesforce, Inc., 3.050%, 07/15/2061	50,864	0.0
200,000		TSMC Arizona Corp., 4.250%, 04/22/2032	198,456	0.1
212,000		VMware, Inc., 1.800%, 08/15/2028	179,148	0.1
114,000		VMware, Inc., 2.200%, 08/15/2031	90,323	0.0
			5,126,973	2.0

		Utilities: 2.3%
41,000		AEP Texas, Inc., 3.450%, 05/15/2051	30,168	0.0
329,000		AEP Transmission Co. LLC, 2.750%, 08/15/2051	219,389	0.1
173,000		Alabama Power Co., 3.125%, 07/15/2051	122,997	0.1
32,000		Ameren Illinois Co., 2.900%, 06/15/2051	22,135	0.0
94,000	(1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	79,225	0.0
67,000		Atmos Energy Corp., 2.850%, 02/15/2052	45,618	0.0
155,000		Baltimore Gas and Electric Co., 4.550%, 06/01/2052	141,542	0.1
30,000		CenterPoint Energy Houston Electric LLC, 2.900%, 07/01/2050	20,973	0.0
35,000		CenterPoint Energy Houston Electric LLC, 3.350%, 04/01/2051	26,736	0.0
87,000		CenterPoint Energy Houston Electric LLC, 3.600%, 03/01/2052	68,984	0.0

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

45,000		CenterPoint Energy Houston Electric LLC, 4.950%, 04/01/2033	45,980	0.0
54,000		CenterPoint Energy Resources Corp., 1.750%, 10/01/2030	43,694	0.0
77,000		Commonwealth Edison Co., 2.750%, 09/01/2051	51,252	0.0
35,000		Commonwealth Edison Co., 5.300%, 02/01/2053	36,613	0.0
45,000		Consolidated Edison Co. of New York, Inc., 6.150%, 11/15/2052	50,797	0.0
199,000		Consumers Energy Co., 2.650%, 08/15/2052	131,949	0.1
113,000		Consumers Energy Co., 4.200%, 09/01/2052	99,503	0.1
158,000		Consumers Energy Co., 4.625%, 05/15/2033	157,685	0.1
90,000		DTE Electric Co., 3.650%, 03/01/2052	71,803	0.0
42,000		DTE Electric Co., 3.950%, 03/01/2049	35,456	0.0
84,000		DTE Electric Co., 5.400%, 04/01/2053	88,180	0.0
71,000		Duke Energy Carolinas LLC, 3.450%, 04/15/2051	53,931	0.0
34,000		Duke Energy Carolinas LLC, 3.550%, 03/15/2052	26,534	0.0
130,000		Duke Energy Carolinas LLC, 4.950%, 01/15/2033	133,678	0.1
50,000		Duke Energy Carolinas LLC, 5.350%, 01/15/2053	52,113	0.0
154,000		Duke Energy Corp., 4.300%, 03/15/2028	151,140	0.1
40,000		Duke Energy Corp., 5.000%, 12/08/2025	40,300	0.0
137,000		Duke Energy Florida LLC, 1.750%, 06/15/2030	113,260	0.1
262,000		Duke Energy Florida LLC, 3.800%, 07/15/2028	255,370	0.1
20,000		Duke Energy Florida LLC, 5.950%, 11/15/2052	22,292	0.0
25,000		Duke Energy Ohio, Inc., 5.650%, 04/01/2053	26,250	0.0
262,000		Duke Energy Progress LLC, 2.900%, 08/15/2051	179,273	0.1
118,000		Edison International, 5.750%, 06/15/2027	120,615	0.1
55,000		Edison International, 6.950%, 11/15/2029	59,542	0.0
185,000		Entergy Louisiana LLC, 2.350%, 06/15/2032	152,103	0.1
65,000		Evergy Kansas Central, Inc., 5.700%, 03/15/2053	68,328	0.0
65,000		Eversource Energy, 5.450%, 03/01/2028	67,405	0.0
73,000		Exelon Corp., 2.750%, 03/15/2027	68,341	0.0
78,000		Exelon Corp., 4.100%, 03/15/2052	64,246	0.0
32,000		Exelon Corp., 4.700%, 04/15/2050	29,056	0.0
120,000		Exelon Corp., 5.150%, 03/15/2028	122,195	0.1
78,000		Exelon Corp., 5.600%, 03/15/2053	79,558	0.0
214,000		Florida Power & Light Co., 2.875%, 12/04/2051	150,554	0.1
30,000		Florida Power & Light Co., 3.950%, 03/01/2048	25,908	0.0
65,000		Idaho Power Co., 5.500%, 03/15/2053	67,665	0.0
30,000		Kentucky Utilities Co., 5.450%, 04/15/2033	31,219	0.0
40,000		Louisville Gas and Electric Co., 5.450%, 04/15/2033	41,596	0.0
50,000	(1)	Metropolitan Edison Co., 5.200%, 04/01/2028	50,542	0.0
241,000		MidAmerican Energy Co., 2.700%, 08/01/2052	163,641	0.1
30,000		NiSource, Inc., 5.250%, 03/30/2028	30,541	0.0
53,000		Northern States Power Co/MN, 2.600%, 06/01/2051	35,288	0.0
95,000		Northern States Power Co/MN, 3.200%, 04/01/2052	69,892	0.0
213,000	(1)	NRG Energy, Inc., 4.450%, 06/15/2029	193,349	0.1
150,000		Ohio Power Co., 2.900%, 10/01/2051	102,769	0.1
40,000		Oklahoma Gas and Electric Co., 5.600%, 04/01/2053	41,159	0.0
47,000		Oncor Electric Delivery Co. LLC, 3.100%, 09/15/2049	34,660	0.0
27,000		Oncor Electric Delivery Co. LLC, 4.150%, 06/01/2032	26,076	0.0
40,000		Pacific Gas and Electric Co., 6.700%, 04/01/2053	41,195	0.0
238,000		PECO Energy Co., 2.850%, 09/15/2051	163,074	0.1
30,000	(1)	Pennsylvania Electric Co., 5.150%, 03/30/2026	30,154	0.0
60,000		Public Service Co. of New Hampshire, 5.150%, 01/15/2053	60,941	0.0
85,000		Public Service Electric and Gas Co., 4.900%, 12/15/2032	87,029	0.0
85,000		San Diego Gas & Electric Co., 5.350%, 04/01/2053	87,682	0.0
200,000		Southern California Edison Co., 1.200%, 02/01/2026	180,155	0.1
208,000		Southern California Edison Co., 5.950%, 11/01/2032	225,524	0.1
100,000		Southwest Gas Corp., 5.450%, 03/23/2028	101,006	0.1
65,000		Southwestern Electric Power Co., 5.300%, 04/01/2033	65,544	0.0
74,000		Southwestern Public Service Co., 3.150%, 05/01/2050	53,442	0.0
20,000		Spire Missouri, Inc., 4.800%, 02/15/2033	19,976	0.0
70,000		Union Electric Co., 5.450%, 03/15/2053	73,274	0.0
149,000		Virginia Electric and Power Co., 2.450%, 12/15/2050	91,976	0.1
45,000		Wisconsin Power and Light Co., 4.950%, 04/01/2033	45,308	0.0
			5,867,348	2.3

	Total Corporate Bonds/Notes
	(Cost $61,845,226)		56,513,855	22.3

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.7%
	292,605	(1),(2)	CSMC 2022-NQM4 A1A Trust, 4.819%, 06/25/2067	288,693	0.1
	536,791	(1),(2)	CSMC 2022-NQM5 A1 Trust, 5.169%, 05/25/2067	541,584	0.2
	364,625	(1),(2)	Ellington Financial Mortgage Trust 2021-3 A1, 1.241%, 09/25/2066	285,378	0.1
	260,979	(1),(2)	Homeward Opportunities Fund Trust 2022-1 A1, 5.082%, 07/25/2067	259,779	0.1
	890,278	(1),(2)	J.P. Morgan Mortgage Trust 2022-INV3 A3B, 3.000%, 09/25/2052	751,590	0.3
	155,538	(1),(2)	J.P. Morgan Mortgage Trust 2023-DSC1 A1, 4.625%, 07/25/2063	147,049	0.1
	1,043,148	(1),(2)	Mello Mortgage Capital Acceptance 2022-INV2 A3, 3.000%, 04/25/2052	885,861	0.4
	351,770	(1)	OBX 2022-NQM9 A1A Trust, 6.450%, 09/25/2062	352,742	0.1
	97,369	(1),(2)	PRKCM 2022-AFC2 A1 Trust, 5.335%, 08/25/2057	95,924	0.0
	135,844	(1),(2),(3)	SG Residential Mortgage Trust 2022-2 A1, 5.353% (Step Rate @ 6.353% on 07/01/2026), 08/25/2062	136,179	0.1
	392,294	(1),(2),(3)	Verus Securitization Trust 2022-7 A1, 5.152% (Step Rate @ 6.152% on 07/01/2026), 07/25/2067	384,991	0.2
	116,788	(1),(3)	Verus Securitization Trust 2022-INV2 A1, 6.790% (Step Rate @ 7.790% on 10/01/2026), 10/25/2067	118,484	0.0

		Total Collateralized Mortgage Obligations
		(Cost $4,437,984)		4,248,254	1.7

MUNICIPAL BONDS: 0.1%
			California: 0.1%
	300,000		University of California, 2.650%, 05/15/2050	197,874	0.1

		Total Municipal Bonds
		(Cost $219,722)		197,874	0.1

U.S. TREASURY OBLIGATIONS: 54.0%
			Treasury Inflation Indexed Protected Securities: 53.5%
	2,098,908		0.125%,10/15/2024	2,050,272	0.8
	6,793,420		0.125%,10/15/2026	6,524,943	2.6
	2,807,887		0.125%,04/15/2027	2,675,436	1.1
	139,536		0.125%,01/15/2030	130,113	0.0
	8,261,298		0.125%,07/15/2030	7,691,620	3.0
	8,791,839		0.125%,01/15/2031	8,131,160	3.2
	5,469,478		0.125%,07/15/2031	5,041,019	2.0
	9,394,871		0.125%,01/15/2032	8,588,078	3.4
	3,493,264		0.125%,02/15/2051	2,423,554	1.0
	2,030,108		0.125%,02/15/2052	1,412,081	0.6
	4,520,427		0.250%,07/15/2029	4,285,498	1.7
	3,368,796		0.250%,02/15/2050	2,447,724	1.0
	2,036,312		0.375%,07/15/2027	1,967,782	0.8
	9,977,502		0.625%,07/15/2032	9,538,052	3.8
	3,253,100		0.625%,02/15/2043	2,749,938	1.1
	5,959,150		0.750%,07/15/2028	5,845,952	2.3
	4,130,452		0.750%,02/15/2042	3,611,712	1.4
	4,916,680		0.750%,02/15/2045	4,193,372	1.7
	5,807,869		0.875%,01/15/2029	5,708,759	2.2
	3,116,965		0.875%,02/15/2047	2,702,395	1.1
	2,563,119		1.000%,02/15/2046	2,295,418	0.9
	2,305,080		1.000%,02/15/2048	2,055,984	0.8
	2,134,076		1.000%,02/15/2049	1,900,985	0.7
	3,525,233		1.125%,01/15/2033	3,519,259	1.4
	4,441,498		1.375%,02/15/2044	4,307,689	1.7
	1,721,030		1.500%,02/15/2053	1,746,262	0.7
	8,999,284		1.625%,10/15/2027	9,178,355	3.6
	1,233,827		1.750%,01/15/2028	1,262,890	0.5
	1,766,591		2.125%,02/15/2040	1,952,532	0.8
	2,568,324		2.125%,02/15/2041	2,838,451	1.1
	4,208,690		2.375%,01/15/2027	4,364,150	1.7
	2,201,619		2.500%,01/15/2029	2,358,319	0.9
	1,533,769		3.375%,04/15/2032	1,815,320	0.7
	3,270,270		3.625%,04/15/2028	3,652,091	1.4
	3,863,520		3.875%,04/15/2029	4,452,972	1.8
				135,420,137	53.5

			U.S. Treasury Bonds: 0.5%
	1,770,000		2.250%,02/15/2052	1,320,793	0.5

		Total U.S. Treasury Obligations
		(Cost $145,839,480)		136,740,930	54.0

SOVEREIGN BONDS: 2.3%
EUR	3,485,000		Bundesschatzanweisungen, 2.500%, 03/13/2025	3,764,406	1.5
	250,000		Chile Government International Bond, 2.550%, 07/27/2033	206,159	0.1
	200,000	(1)	Indonesia Government International Bond, 6.750%, 01/15/2044	234,427	0.1
EUR	228,286	(1)	Italy Buoni Poliennali Del Tesoro, 0.100%, 05/15/2033	207,333	0.1
	200,000	(1)	Kazakhstan Government International Bond, 4.875%, 10/14/2044	178,982	0.1
	300,000		Mexico Government International Bond, 4.600%, 02/10/2048	245,659	0.1
	250,000		Mexico Government International Bond, 4.875%, 05/19/2033	239,658	0.1
	200,000		Panama Government International Bond, 4.500%, 04/01/2056	149,351	0.0
	103,000		Peruvian Government International Bond, 2.783%, 01/23/2031	88,170	0.0
	53,000		Peruvian Government International Bond, 3.300%, 03/11/2041	39,879	0.0
	200,000		Philippine Government International Bond, 3.700%, 02/02/2042	164,025	0.1
	200,000	(1)	Qatar Government International Bond, 5.103%, 04/23/2048	203,684	0.1
	45,049		Uruguay Government International Bond, 5.100%, 06/18/2050	45,255	0.0

		Total Sovereign Bonds
		(Cost $6,143,162)		5,766,988	2.3

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.1%
		Federal National Mortgage Association: 1.1%(4)
30,000	(5)	4.500%,04/15/2038	29,911	0.0
2,537,600	(5)	5.000%,04/15/2053	2,531,058	1.0
10,000	(5)	5.500%,04/15/2053	10,101	0.0
195,400	(5)	6.000%,04/15/2053	199,453	0.1
			2,770,523	1.1

		Government National Mortgage Association: 2.3%
98,378		2.000%,11/20/2050	84,254	0.0
201,910		2.000%,01/20/2051	172,655	0.1
148,388		2.000%,02/20/2051	126,787	0.1
924,200	(5)	2.000%,04/15/2053	785,220	0.3
493,907		2.500%,04/20/2051	437,238	0.2
222,381		2.500%,05/20/2052	195,861	0.1
658,227		2.500%,06/20/2052	579,936	0.2
371,972		2.500%,07/20/2052	327,729	0.1
363,832		3.000%,06/20/2051	333,324	0.1
455,518		3.000%,08/20/2051	416,897	0.2
121,191		3.000%,12/20/2051	110,726	0.0
100,000	(5)	3.000%,04/15/2053	91,093	0.0
553,037		3.500%,05/20/2047	527,957	0.2
255,000	(5)	3.500%,04/15/2053	239,073	0.1
230,674		4.000%,09/20/2048	224,085	0.1
288,000	(5)	4.000%,04/15/2053	277,291	0.1
174,578		4.500%,08/20/2048	174,223	0.1
203,000	(5)	4.500%,04/15/2053	199,961	0.1
229,000	(5)	5.000%,04/15/2053	229,304	0.1
120,000	(5)	5.500%,04/15/2053	121,366	0.1
78,000	(5)	6.000%,04/15/2053	79,459	0.0
			5,734,439	2.3

		Uniform Mortgage-Backed Securities: 9.7%
178,159		1.500%,04/01/2036	157,683	0.1
60,110		1.500%,05/01/2036	53,206	0.0
131,276		1.500%,06/01/2036	116,189	0.1
549,335		1.500%,11/01/2041	451,408	0.2
325,769		1.500%,12/01/2041	267,695	0.1
55,146		1.500%,10/01/2050	43,494	0.0
64,239		1.500%,10/01/2050	50,666	0.0
50,023		1.500%,11/01/2050	39,453	0.0
83,108		1.500%,03/01/2051	65,504	0.0
65,511		1.500%,03/01/2051	51,635	0.0
10,700		1.500%,05/01/2051	8,432	0.0
8,056		1.500%,06/01/2051	6,346	0.0
43,793		1.500%,10/01/2051	34,462	0.0
10,158		1.500%,11/01/2051	7,993	0.0
40,096		2.000%,09/01/2035	36,332	0.0
87,190		2.000%,01/01/2036	79,039	0.0
67,719		2.000%,02/01/2036	61,347	0.0
25,602		2.000%,02/01/2036	23,192	0.0
40,522		2.000%,03/01/2036	36,620	0.0
34,023		2.000%,04/01/2036	30,822	0.0
100,330		2.000%,05/01/2036	90,734	0.0
209,361		2.000%,05/01/2036	189,338	0.1
37,396		2.000%,07/01/2036	33,881	0.0
51,639		2.000%,11/01/2036	46,679	0.0
100,806		2.000%,02/01/2037	91,126	0.0
107,715		2.000%,03/01/2037	97,407	0.0
123,645		2.000%,03/01/2037	111,733	0.1
86,225		2.000%,03/01/2037	77,895	0.0
72,724		2.000%,04/01/2037	65,719	0.0
539,634		2.000%,02/01/2042	464,507	0.2
139,597		2.000%,09/01/2050	116,003	0.1
251,768		2.000%,10/01/2050	209,377	0.1
1,515,115		2.000%,01/01/2051	1,258,554	0.5
307,942		2.000%,02/01/2051	255,699	0.1
278,925		2.000%,03/01/2051	231,580	0.1
142,040		2.000%,04/01/2051	119,053	0.1
229,098		2.000%,04/01/2051	192,307	0.1
94,911		2.000%,04/01/2051	79,022	0.0
536,812		2.000%,08/01/2051	444,976	0.2
435,628		2.000%,08/01/2051	361,100	0.2
39,765		2.000%,10/01/2051	32,956	0.0
159,581		2.000%,11/01/2051	132,468	0.1
249,888		2.000%,11/01/2051	208,917	0.1
53,121		2.000%,11/01/2051	44,441	0.0
139,017		2.000%,11/01/2051	116,388	0.1
283,805		2.000%,11/01/2051	237,097	0.1
59,738		2.000%,12/01/2051	49,540	0.0
292,006		2.000%,12/01/2051	242,180	0.1
461,472		2.000%,01/01/2052	386,281	0.2
337,549		2.000%,02/01/2052	279,620	0.1
474,328		2.000%,03/01/2052	394,257	0.2
259,544		2.000%,03/01/2052	216,671	0.1
180,396		2.000%,03/01/2052	150,742	0.1
62,000	(5)	2.000%,04/15/2053	51,262	0.0
619,222		2.500%,10/01/2036	577,277	0.2
70,423		2.500%,07/01/2050	61,941	0.0
136,082		2.500%,07/01/2050	119,101	0.1
138,182		2.500%,07/01/2050	120,939	0.1
21,734		2.500%,07/01/2050	18,970	0.0
138,946		2.500%,07/01/2050	121,607	0.1
139,140		2.500%,08/01/2050	121,777	0.1
35,362		2.500%,08/01/2050	30,949	0.0
113,511		2.500%,08/01/2050	99,347	0.1
79,832		2.500%,11/01/2050	70,217	0.0
21,772		2.500%,01/01/2051	19,055	0.0
119,723		2.500%,02/01/2051	105,297	0.1
70,623		2.500%,02/01/2051	61,577	0.0
10,484		2.500%,03/01/2051	9,136	0.0
12,345		2.500%,04/01/2051	10,760	0.0
6,704		2.500%,04/01/2051	5,844	0.0
111,805		2.500%,05/01/2051	97,770	0.0
96,897		2.500%,05/01/2051	85,537	0.0
3,343		2.500%,05/01/2051	2,915	0.0
6,344		2.500%,05/01/2051	5,529	0.0
9,905		2.500%,07/01/2051	8,631	0.0
37,528		2.500%,10/01/2051	32,640	0.0
3,699		2.500%,10/01/2051	3,217	0.0
1,114,913		2.500%,11/01/2051	976,156	0.4
94,494		2.500%,11/01/2051	82,512	0.0
28,683		2.500%,12/01/2051	24,991	0.0
288,390		2.500%,01/01/2052	250,829	0.1
2,254,158		2.500%,01/01/2052	1,966,855	0.8
360,908		3.000%,01/01/2036	343,109	0.1
263,016		3.000%,09/01/2050	241,359	0.1
58,292		3.000%,07/01/2051	53,064	0.0
1,011,614		3.000%,09/01/2051	914,452	0.4
73,688		3.000%,10/01/2051	66,595	0.0
134,676		3.000%,11/01/2051	121,538	0.1
60,437		3.000%,12/01/2051	54,778	0.0
7,769		3.000%,01/01/2052	6,983	0.0
28,628		3.000%,01/01/2052	25,722	0.0
43,028		3.000%,02/01/2052	39,284	0.0
990,488		3.000%,03/01/2052	898,343	0.4
39,552		3.000%,04/01/2052	35,873	0.0
61,765		3.000%,05/01/2052	55,774	0.0
247,404		3.000%,08/01/2052	224,146	0.1
139,730		3.500%,05/01/2036	135,337	0.1
553,873		3.500%,01/01/2051	520,927	0.2
1,145,090		3.500%,09/01/2051	1,078,110	0.4
32,048		3.500%,05/01/2052	30,124	0.0
55,816		3.500%,06/01/2052	52,428	0.0
58,908		3.500%,06/01/2052	54,911	0.0
22,688		3.500%,06/01/2052	21,149	0.0
34,192		3.500%,07/01/2052	32,116	0.0
24,469		3.500%,08/01/2052	23,000	0.0
20,717		3.500%,09/01/2052	19,365	0.0

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

5,646		3.500%,09/01/2052	5,302	0.0
25,680		3.500%,09/01/2052	23,938	0.0
15,797		3.500%,09/01/2052	14,818	0.0
44,000	(5)	4.000%,04/15/2038	43,306	0.0
120,360		4.000%,03/01/2050	116,684	0.1
687,568		4.000%,04/01/2050	665,880	0.3
29,063		4.000%,07/01/2050	28,255	0.0
70,699		4.000%,07/01/2050	68,733	0.0
232,627		4.000%,05/01/2051	225,296	0.1
42,112		4.000%,04/01/2052	40,773	0.0
251,756		4.000%,05/01/2052	244,757	0.1
30,180		4.000%,06/01/2052	29,341	0.0
502,866		4.500%,03/01/2048	502,559	0.2
65,478		4.500%,03/01/2050	65,436	0.0
120,331		4.500%,07/01/2052	118,120	0.1
19,184		4.500%,07/01/2052	18,813	0.0
20,384		4.500%,07/01/2052	19,991	0.0
37,410		4.500%,08/01/2052	36,686	0.0
73,573		4.500%,11/01/2052	72,241	0.0
2,600,700	(5)	4.500%,04/15/2053	2,548,358	1.0
43,956		5.000%,11/01/2052	43,964	0.0
55,218		5.000%,12/01/2052	55,288	0.0
90,559		5.000%,12/01/2052	90,674	0.0
51,980		5.000%,12/01/2052	51,892	0.0
48,968		5.000%,12/01/2052	49,030	0.0
56,797		5.000%,01/01/2053	56,869	0.0
153,949		5.000%,01/01/2053	153,866	0.1
26,024		5.000%,01/01/2053	26,005	0.0
27,526		5.000%,02/01/2053	27,510	0.0
72,089		5.500%,01/01/2053	73,276	0.0
90,490		5.500%,01/01/2053	91,515	0.0
105,283		5.500%,01/01/2053	106,626	0.1
70,000		5.500%,03/01/2053	71,132	0.0
52,710		6.000%,10/01/2052	54,142	0.0
			24,681,967	9.7

	Total U.S. Government Agency Obligations
	(Cost $34,941,287)		33,186,929	13.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.0%
366,000		BANK 2019-BNK23 A3, 2.920%, 12/15/2052	319,547	0.1
280,000	(2)	BANK 2022-BNK42 A5, 4.493%, 06/15/2055	267,033	0.1
300,000		Barclays Commercial Mortgage Trust 2019-C3 B, 4.096%, 05/15/2052	263,105	0.1
280,000		Barclays Commercial Mortgage Trust 2019-C4 B, 3.322%, 08/15/2052	231,440	0.1
240,000	(2)	BBCMS Mortgage Trust 2022-C16 A5, 4.600%, 06/15/2055	231,574	0.1
1,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	944,607	0.4
800,000	(1)	BX Trust 2021-ARIA A, 5.583%, (US0001M + 0.899%), 10/15/2036	768,895	0.3
410,000		CD 2017-CD3 A4 Mortgage Trust, 3.631%, 02/10/2050	383,320	0.2
500,000		CD 2017-CD6 Mortgage Trust A5, 3.456%, 11/13/2050	461,794	0.2
798,015	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 A, 5.664%, (US0001M + 0.980%), 05/15/2036	790,344	0.3
205,000		CSAIL 2015-C3 A4 Commercial Mortgage Trust, 3.718%, 08/15/2048	196,952	0.1
550,000	(1)	ELP Commercial Mortgage Trust 2021-ELP A, 5.386%, (US0001M + 0.701%), 11/15/2038	527,418	0.2
380,715	(1)	Extended Stay America Trust 2021-ESH A, 5.765%, (US0001M + 1.080%), 07/15/2038	369,593	0.1
980,000	(2)	Fannie Mae Multifamily REMIC Trust 2022-M10 A2, 1.938%, 01/25/2032	811,835	0.3
1,760,000		Freddie Mac Multifamily WI Certificates Series WI-K146 A2, 2.920%, 07/25/2032	1,587,806	0.6
1,000,000		GS Mortgage Securities Trust 2016-GS2 A4, 3.050%, 05/10/2049	936,762	0.4
600,000	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-HYAH A, 5.444%, (US0001M + 0.760%), 06/15/2038	581,811	0.2
378,874	(1)	Med Trust 2021-MDLN A, 5.635%, (US0001M + 0.950%), 11/15/2038	365,285	0.1
100,000	(1)	MF1 2021-W10 A, 5.897%, (TSFR1M + 1.070%), 12/15/2034	94,862	0.0
1,100,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 A4, 4.051%, 04/15/2047	1,082,670	0.4
215,000	(1)	MTN Commercial Mortgage Trust 2022-LPFL A, 6.224%, (TSFR1M + 1.397%), 03/15/2039	212,142	0.1
250,000	(1)	Taubman Centers Commercial Mortgage Trust 2022-DPM A, 7.013%, (TSFR1M + 2.186%), 05/15/2037	241,639	0.1
422,500		Wells Fargo Commercial Mortgage Trust 2015-C26 B, 3.783%, 02/15/2048	397,530	0.2
700,000		Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	648,471	0.3

	Total Commercial Mortgage-Backed Securities
	(Cost $13,662,075)		12,716,435	5.0

ASSET-BACKED SECURITIES: 1.6%
		Automobile Asset-Backed Securities: 0.1%
430,000	(1)	Credit Acceptance Auto Loan Trust 2021-4 A, 1.260%, 10/15/2030	409,419	0.1

		Other Asset-Backed Securities: 0.7%
401,000	(1)	AMSR 2022-SFR3 D Trust, 4.000%, 10/17/2039	363,373	0.2
111,583	(1)	GoodLeap Sustainable Home Solutions Trust 2022-1GS A, 2.700%, 01/20/2049	91,289	0.0
400,000	(1)	New Residential Mortgage Loan Trust 2022-SFR2 D, 4.000%, 09/04/2039	362,224	0.1

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

395,000	(1)	Progress Residential 2022-SFR6 D Trust, 6.035%, 07/20/2039	384,225	0.2
525,000	(1)	Progress Residential 2022-SFR7 Trust D, 5.500%, 10/27/2039	512,640	0.2
			1,713,751	0.7

		Student Loan Asset-Backed Securities: 0.8%
137,157	(1)	College Avenue Student Loans LLC 2021-B A2, 1.760%, 06/25/2052	118,082	0.0
149,011	(1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	142,153	0.1
631,071	(1)	Nelnet Student Loan Trust 2021-BA AFL, 5.541%, (US0001M + 0.780%), 04/20/2062	617,434	0.2
560,388		SLM Private Credit Student Loan Trust 2005-A A4, 5.176%, (US0003M + 0.310%), 12/15/2038	533,590	0.2
422,171	(1)	SMB Private Education Loan Trust 2021-D A1A, 1.340%, 03/17/2053	377,737	0.2
243,362	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	235,013	0.1
			2,024,009	0.8

	Total Asset-Backed Securities
	(Cost $4,301,778)		4,147,179	1.6

		Value	Percentage of Net Assets
PURCHASED OPTIONS (6): 0.1%
	Total Purchased Options
	(Cost $247,186)	167,324	0.1

	Total Long-Term Investments
	(Cost $271,637,900)	253,685,768	100.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Commercial Paper: 0.6%
800,000	3M Co., 4.870%, 09/07/2023	781,938	0.3
750,000	UnitedHealth Group, Inc., 5.380%, 06/07/2023	742,477	0.3

	Total Commercial Paper
	(Cost $1,523,299)	1,524,415	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
1,865,884	(7) BlackRock Liquidity Funds, FedFund, Institutional Class, 4.720%
	(Cost $1,865,884)	1,865,884	0.7

	Total Short-Term Investments
	(Cost $3,389,183)	3,390,299	1.3

	Total Investments in Securities (Cost $275,027,083)	$257,076,067	101.5
	Liabilities in Excess of Other Assets	(3,745,629)	(1.5)
	Net Assets	$253,330,438	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of March 31, 2023.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of March 31, 2023.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a TBA transaction.
(6)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(7)	Rate shown is the 7-day yield as of March 31, 2023.

Currency Abbreviations:
EUR	EU Euro

Reference Rate Abbreviations:
TSFR1M	1-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Purchased Options	$–	$167,324	$–	$167,324
Corporate Bonds/Notes	–	56,513,855	–	56,513,855
Collateralized Mortgage Obligations	–	4,248,254	–	4,248,254
Municipal Bonds	–	197,874	–	197,874
U.S. Government Agency Obligations	–	33,186,929	–	33,186,929
Commercial Mortgage-Backed Securities	–	12,716,435	–	12,716,435
Sovereign Bonds	–	5,766,988	–	5,766,988
Asset-Backed Securities	–	4,147,179	–	4,147,179
U.S. Treasury Obligations	–	136,740,930	–	136,740,930
Short-Term Investments	1,865,884	1,524,415	–	3,390,299
Total Investments, at fair value	$1,865,884	$255,210,183	$–	$257,076,067
Other Financial Instruments+
Centrally Cleared Swaps	–	1,655,357	–	1,655,357
Forward Foreign Currency Contracts	–	39,825	–	39,825
Futures	438,445	–	–	438,445
OTC Swaps	–	385,250	–	385,250
Total Assets	$2,304,329	$257,290,615	$–	$259,594,944
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(326,313)	$–	$(326,313)
Forward Foreign Currency Contracts	–	(47,716)	–	(47,716)
Futures	(1,353,126)	–	–	(1,353,126)
Sales Commitments	–	(3,239,587)	–	(3,239,587)
Written Options	–	(312,105)	–	(312,105)
Total Liabilities	$(1,353,126)	$(3,925,721)	$–	$(5,278,847)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2023, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,023,000	USD	1,099,028	Bank of America N.A.	04/04/23	$10,420
EUR	3,464,000	USD	3,781,160	BNP Paribas	04/04/23	(24,436)
USD	3,787,128	EUR	3,464,000	BNP Paribas	05/02/23	24,539
USD	1,077,619	EUR	1,015,000	Citigroup Global Markets	04/04/23	(23,153)
USD	3,768,753	EUR	3,472,000	Goldman Sachs International	04/04/23	3,353
USD	112,310	JPY	14,889,000	Goldman Sachs International	04/04/23	173
JPY	9,942,881	USD	75,000	JPMorgan Chase Bank N.A.	04/04/23	(115)
USD	207,718	EUR	190,000	Morgan Stanley	05/02/23	1,340
JPY	605,000	USD	4,569	Toronto Dominion Securities	04/04/23	(12)
						$(7,891)

At March 31, 2023, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
3-Month Euribor	5	12/18/23	$1,307,641	$470
3-month SOFRRATE	27	09/16/25	6,548,175	27,631
Euro-Bund	10	06/08/23	1,473,191	52,986
U.S. Treasury 2-Year Note	166	06/30/23	34,721,219	345,895
U.S. Treasury 5-Year Note	24	06/30/23	2,628,188	(6,185)
			$46,678,414	$420,797

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Short Contracts:
3-Month Euribor	(5)	06/19/23	(1,308,997)	63
3-month SOFRRATE	(1)	12/19/23	(238,487)	1,636
3-month SOFRRATE	(8)	03/19/24	(1,914,000)	(1,881)
Euro-Schatz	(31)	06/08/23	(3,553,428)	9,764
Japan 10-Year Bond (TSE)	(9)	06/13/23	(10,040,143)	(184,067)
Long-Term Euro-BTP	(14)	06/08/23	(1,751,366)	(56,409)
U.S. Treasury 10-Year Note	(61)	06/21/23	(7,010,234)	(182,667)
U.S. Treasury Long Bond	(58)	06/21/23	(7,607,062)	(303,127)
U.S. Treasury Ultra 10-Year Note	(89)	06/21/23	(10,781,516)	(320,350)
U.S. Treasury Ultra Long Bond	(78)	06/22/23	(11,007,750)	(298,440)
			$(55,212,983)	$(1,335,478)

At March 31, 2023, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.110%	Annual	03/14/33	USD	596,505	$(5,169)	$(5,411)
Pay	1-day Secured Overnight Financing Rate	Annual	3.306	Annual	03/15/33	USD	493,000	3,946	3,946
Pay	1-day Secured Overnight Financing Rate	Annual	3.308	Annual	03/15/33	USD	404,000	3,323	3,323
Pay	1-day Secured Overnight Financing Rate	Annual	3.214	Annual	03/17/33	USD	448,500	113	113
Pay	1-day Secured Overnight Financing Rate	Annual	3.217	Annual	03/17/33	USD	448,500	227	227
Receive	1-day Overnight Tokyo Average Rate	Annual	0.885	Annual	02/15/33	JPY	24,759,910	(4,586)	(4,586)
Receive	1-day Overnight Tokyo Average Rate	Annual	0.898	Annual	02/15/33	JPY	24,759,910	(4,814)	(4,814)
Receive	1-day Overnight Tokyo Average Rate	Annual	0.900	Annual	02/15/33	JPY	49,519,820	(9,719)	(9,719)
Receive	1-day Overnight Tokyo Average Rate	Annual	0.918	Annual	02/15/33	JPY	71,718,360	(14,999)	(14,999)
Receive	1-day Secured Overnight Financing Rate	Annual	3.361	Annual	12/22/32	USD	865,200	(8,431)	(8,431)
Receive	1-day Secured Overnight Financing Rate	Annual	3.783	Annual	03/06/33	USD	897,000	(43,309)	(43,309)
Receive	1-day Secured Overnight Financing Rate	Annual	3.350	Annual	03/20/33	USD	135,800	(1,625)	(1,625)
								$(85,043)	$(85,285)

At March 31, 2023, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.540%	At Termination Date	03/15/33	EUR	200,000	$568	$466
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.433	At Termination Date	07/15/52	EUR	15,000	(1,684)	(1,684)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.441	At Termination Date	08/15/52	EUR	75,000	(7,702)	(7,702)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.641	At Termination Date	03/15/53	EUR	40,000	(185)	(185)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.688	At Termination Date	03/15/53	EUR	40,000	461	461
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.170	At Termination Date	10/21/23	USD	330,000	(1,190)	(1,190)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.210	At Termination Date	01/06/24	USD	670,000	(5,080)	(5,080)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.554	At Termination Date	02/10/33	USD	280,000	(1,465)	(1,465)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.604	At Termination Date	08/15/52	EUR	35,000	1,695	1,695
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	4.223	At Termination Date	04/08/24	USD	8,900,000	54,566	54,566
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.023	At Termination Date	05/02/24	USD	3,500,000	386,166	386,166
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.706	At Termination Date	08/12/24	USD	1,300,000	160,034	160,034
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.995	At Termination Date	10/21/24	USD	330,000	(995)	(995)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.483	At Termination Date	12/23/24	USD	3,800,000	16,284	16,284
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.313	At Termination Date	01/06/25	USD	670,000	4,315	4,315
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.945	At Termination Date	03/12/25	USD	1,650,000	262,816	262,816
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.540	At Termination Date	03/30/25	USD	1,400,000	1,711	1,711
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.794	At Termination Date	04/08/25	USD	5,300,000	2,099	2,099
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.563	At Termination Date	06/24/25	USD	4,900,000	(34,373)	(34,373)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.100	At Termination Date	08/08/25	USD	2,200,000	(10,568)	(10,568)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.783	At Termination Date	11/04/25	USD	1,300,000	169,078	169,031
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.098	At Termination Date	11/29/25	USD	1,600,000	171,005	171,005
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.526	At Termination Date	04/08/26	USD	16,000,000	(22,615)	(22,615)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.270	At Termination Date	06/24/26	USD	6,500,000	(35,762)	(35,762)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.925	At Termination Date	02/02/27	USD	3,400,000	95,417	95,417
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.000	At Termination Date	02/25/27	USD	5,540,000	119,482	119,482
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.213	At Termination Date	03/02/27	USD	1,350,000	14,613	14,613
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.290	At Termination Date	03/07/27	USD	2,200,000	13,796	13,796
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.646	At Termination Date	05/04/27	USD	2,500,000	(52,789)	(52,789)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.262	At Termination Date	05/12/27	USD	1,955,000	(8,136)	(8,136)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.904	At Termination Date	07/05/27	USD	2,025,000	9,576	9,576
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.030	At Termination Date	08/02/27	USD	2,400,000	(20,915)	(26,145)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.765	At Termination Date	09/23/27	USD	485,000	(2,717)	(2,717)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.607	At Termination Date	12/12/27	USD	8,245,000	23,882	23,882
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.613	At Termination Date	12/12/27	USD	2,395,000	6,257	6,257
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.440	At Termination Date	01/30/28	USD	2,300,000	20,507	30,738
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.890	At Termination Date	08/02/29	USD	2,100,000	(12,260)	(17,652)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.480	At Termination Date	01/30/30	USD	1,200,000	11,851	19,366
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.524	At Termination Date	03/30/30	USD	2,500,000	16,032	16,032
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.087	At Termination Date	04/08/30	USD	2,950,000	(3,648)	(3,648)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.468	At Termination Date	04/19/31	USD	535,000	53,413	53,413
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.843	At Termination Date	06/24/31	USD	2,650,000	2,746	2,746
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.586	At Termination Date	04/04/33	USD	775,000	–	–

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.493	At Termination Date	12/12/52	USD	50,000	(713)	(713)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.449	At Termination Date	02/10/53	USD	100,000	(395)	127
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.390	At Termination Date	03/10/53	USD	1,000,387	11,654	11,654
								$1,406,832	$1,414,329

At March 31, 2023, the following OTC inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.562%	At Termination Date	01/15/25	USD	14,500,000	$385,250	$–	$385,250
									$385,250	$–	$385,250

At March 31, 2023, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts		Notional Amount		Cost	Fair Value
3-month SOFRRATE	Put	04/14/23	95.81	USD	185	USD	44,312,125	$83,607	$4,625
								$83,607	$4,625

At March 31, 2023, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts		Notional Amount		Premiums Received	Fair Value
3-month SOFRRATE	Put	04/14/23	95.13	USD	247	USD	58,742,775	$26,826	$(1,544)
								$26,826	$(1,544)

At March 31, 2023, the following OTC purchased foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value

Call USD vs. Put EUR	Goldman Sachs International	06/29/23	1.075	EUR	2,902,000	$32,223	$31,343
						$32,223	$31,343

At March 31, 2023, the following OTC written foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value

Call USD vs. Put EUR	Goldman Sachs International	06/29/23	1.020	EUR	2,902,000	$5,815	$(5,137)
						$5,815	$(5,137)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the following OTC purchased interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. PLC	Receive	3.000%	1-day Secured Overnight Financing Rate	03/28/24	USD	1,868,500	$65,678	$65,678
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. PLC	Pay	3.000%	1-day Secured Overnight Financing Rate	03/28/24	USD	1,868,500	65,678	65,678
								$131,356	$131,356

At March 31, 2023, the following OTC written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Pay	3.348%	1-day Secured Overnight Financing Rate	02/20/24	USD	765,938	$25,965	$(37,219)
Call on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Pay	3.023%	1-day Secured Overnight Financing Rate	12/14/23	USD	3,777,000	150,513	(111,059)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.348%	1-day Secured Overnight Financing Rate	02/20/24	USD	765,938	25,965	(18,991)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	3.023%	1-day Secured Overnight Financing Rate	12/14/23	USD	3,777,000	150,514	(129,911)
Put on 2-Year Interest Rate Swap	Citibank N.A.	Receive	4.920%	1-day Sterling Overnight Index Average (SONIA)	09/07/23	GBP	2,205,000	11,215	(8,244)
								$364,172	$(305,424)

The following sales commitments were held by the VY® BlackRock Inflation Protected Bond Portfolio at March 31, 2023:

Principal Amount	Description	Contractual Settlement Date	Fair Value
$(327,600)	Ginnie Mae TBA, 2.500%, due 04/15/53	04/20/23	$(288,326)
(31,000)	Uniform Mortgage-Backed Securities, 1.500%, due 04/15/38	04/17/23	(27,255)
(16,200)	Uniform Mortgage-Backed Securities, 1.500%, due 04/15/53	04/13/23	(12,717)
(218,000)	Uniform Mortgage-Backed Securities, 2.000%, due 04/15/38	04/17/23	(196,705)
(68,000)	Uniform Mortgage-Backed Securities, 2.500%, due 04/15/38	04/17/23	(63,115)
(755,600)	Uniform Mortgage-Backed Securities, 2.500%, due 05/15/53	05/11/23	(652,030)
(19,000)	Uniform Mortgage-Backed Securities, 3.000%, due 04/15/38	04/17/23	(18,013)
(21,000)	Uniform Mortgage-Backed Securities, 3.500%, due 04/15/38	04/17/23	(20,301)
(319,000)	Uniform Mortgage-Backed Securities, 3.500%, due 05/15/53	05/11/23	(296,633)
(55,000)	Uniform Mortgage-Backed Securities, 4.000%, due 04/15/53	04/13/23	(52,607)
(1,311,290)	Uniform Mortgage-Backed Securities, 2.000%, due 05/15/52	05/11/23	(1,085,713)
(585,500)	Uniform Mortgage-Backed Securities, 3.000%, due 05/15/52	05/11/23	(526,172)
	Total Sales Commitments Proceeds receivable $(3,235,859)		$(3,239,587)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

(1)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(2)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

Currency Abbreviations
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $277,615,841.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$729,775
Gross Unrealized Depreciation	(20,445,371)
Net Unrealized Depreciation	$(19,715,596)